FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2017
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [abstract]
Disclosure of financial assets at fair value through profit or loss

12.     FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,
	2016	2017
	RMB	RMB
Current assets
Structured deposit	—	51,196

	—	51,196

The financial assets are the structured deposit with financial institution and cannot be readily convertible to known amounts of cash, which are presented as current assets since they are expected to be expired within 12 months from the end of the reporting period.

The changes in the financial assets at fair value through profit or loss for the years ended December 31, 2016 and 2017 amounted to RMB nil and RMB 196, respectively, which has been recorded in other operating (expense)/income, net.